CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - £ / shares	Mar. 31, 2023	Jun. 30, 2022
Statement of Financial Position [Abstract]
Common stock par or stated value per share	£ 0.0025	£ 0.0025
Common stock shares authorized	98,998,131	98,998,131
Common stock shares issued	93,781,478	74,760,432
Common stock shares outstanding	93,781,478	74,760,432